Note 4 - Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Property, Plant and Equipment [Table Text Block]
	December 31,
	2019	2020
	$	$

Office equipment	150	181
Laboratory equipment	114	121
Motor vehicles	23	24
Leasehold improvements	103	116

	390	442
Less: accumulated depreciation	(181)	(258)

Property and equipment, net	209	184